Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill and Other Identifiable Intangible Assets
The changes in the carrying amount of goodwill during the years ended December 31, 2019 and 2018 by reportable segment, as well as other identifiable intangible assets, are summarized as follows:

	Goodwill
	Automotive	Industrial	Total	Other Intangible Assets, Net
Balance as of January 1, 2018	$1,765,508	$306,491	$2,071,999	$1,311,165
Additions	55,371	19,213	74,584	164,348
Amortization	—	—	—	(83,489)
Foreign currency translation	(99,056)	(707)	(99,763)	(64,126)
Balance as of December 31, 2018	1,721,823	324,997	2,046,820	1,327,898
Additions	194,561	185,679	380,240	340,799
Divestitures	(294)	(115,437)	(115,731)	(89,030)
Amortization	—	—	—	(92,206)
Impairments	—	—	—	(2,194)
Foreign currency translation	(18,595)	785	(17,810)	6,830
Balance as of December 31, 2019	$1,897,495	$396,024	$2,293,519	$1,492,097

Gross Carrying Amounts and Accumulated Amortization Relating to Other Intangible Assets
The gross carrying amounts and accumulated amortization relating to other intangible assets at December 31, 2019 and 2018 are as follows:

	2019			2018
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$1,481,470	$(287,851)	$1,193,619	$1,278,499	$(248,903)	$1,029,596
Trademarks	334,643	(36,501)	298,142	327,217	(29,643)	297,574
Non-competition agreements	5,268	(4,932)	336	4,989	(4,261)	728
	$1,821,381	$(329,284)	$1,492,097	$1,610,705	$(282,807)	$1,327,898

Estimated Other Intangible Assets Amortization Expense	Estimated other intangible assets amortization expense for the succeeding five years is as follows:

2020	$93,123
2021	92,797
2022	92,687
2023	91,953
2024	91,105
$461,665